FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
The Group [member]
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment in finance leases	£ 1,536	£ 1,686
The Group [member] | Not later than one year [member]
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment in finance leases	404	306
The Group [member] | Later than one year and not later than two years [member]
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment in finance leases	322	408
The Group [member] | Later than two years and not later than three years [member]
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment in finance leases	126	353
The Group [member] | Later than three years and not later than four years [member]
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment in finance leases	98	152
The Group [member] | Later than four years and not later than five years [member]
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment in finance leases	166	129
The Group [member] | Later than five years [member]
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment in finance leases	420	338
The Bank [member]
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment in finance leases	93	194
The Bank [member] | Not later than one year [member]
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment in finance leases	70	93
The Bank [member] | Later than one year and not later than two years [member]
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment in finance leases	6	41
The Bank [member] | Later than two years and not later than three years [member]
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment in finance leases	6	30
The Bank [member] | Later than three years and not later than four years [member]
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment in finance leases	6	14
The Bank [member] | Later than four years and not later than five years [member]
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment in finance leases	£ 5	£ 16